Capital structure and financing - C.3.1. Bond financing (Details)										1 Months Ended										9 Months Ended
	Nov. 21, 2022 USD ($)	Jan. 27, 2022 USD ($)	Jan. 10, 2022 USD ($)	Oct. 01, 2021 USD ($)	Sep. 22, 2021 USD ($)	Mar. 26, 2021 USD ($)	Feb. 22, 2021 USD ($)	Feb. 16, 2021 COP ($)	Oct. 19, 2020 USD ($)	Mar. 31, 2020 COP ($)	Nov. 30, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Apr. 30, 2018	Sep. 30, 2017 USD ($)	May 31, 2016 COP ($)	May 31, 2011 COP ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2022 USD ($)	Nov. 04, 2022 USD ($)	Jan. 10, 2022 SEK (kr)	Dec. 31, 2021 USD ($)	Nov. 12, 2021	Oct. 01, 2021 PYG (₲)	Feb. 16, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BOB (Bs.)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 PYG (₲)	Jan. 28, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 BOB (Bs.)	May 31, 2019 SEK (kr)	Oct. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 BOB (Bs.)	May 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 BOB (Bs.)	May 31, 2011 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 4,980,000,000			$ 4,090,000,000
Guatemala joint ventures
Disclosure of detailed information about borrowings [line items]
Percentage of controlling interest acquired		45.00%																							45.00%
SEK Variable Rate Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 191,000,000			220,000,000
Borrowings face amount												$ 207,600,000																							kr 2,000,000,000
Borrowing costs capitalised												$ 2,400,000
Borrowings term												5 years
SEK Variable Rate Notes | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																					2.35%
SEK Variable Rate Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												2.60%																							2.60%
SEK Variable Rate Notes | Bottom of range | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												4.99%																							4.99%
SEK Variable Rate Notes | Top of range | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												4.88%																							4.88%
SEK Variable Rate Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 214,000,000			0
Borrowings face amount			$ 252,300,000																				kr 2,200,000,000
Borrowing costs capitalised			$ 2,400,000
Borrowings term			5 years
SEK Variable Rate Notes | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.00%																		3.00%		3.00%
SEK Variable Rate Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												3.23%																							3.23%
USD 4.500% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					4.50%				4.50%
Bonds issued																					$ 779,000,000			777,000,000
Borrowings face amount					$ 307,500,000				$ 500,000,000
Borrowing costs capitalised									$ 5,500,000
Borrowings term									11 years
Redemption price, percentage					101.812%
Gain on borrowings exchange					$ 15,000,000
Borrowings exchange, transaction costs					$ 4,000,000
USD 4.500% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					4.50%
USD 4.500% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									4.80%
USD 6.625% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.625%
Bonds issued																					$ 147,000,000			147,000,000
Borrowings face amount															$ 500,000,000
Borrowing costs capitalised															$ 6,000,000
Borrowings term															8 years
Borrowings exchanged					$ 302,100,000
USD 6.625% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															6.625%						6.625%
USD 6.625% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															6.75%
USD 6.250% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 670,000,000			670,000,000
Borrowings face amount														$ 750,000,000
Borrowing costs capitalised														$ 8,200,000
Borrowings term														10 years
USD 6.250% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														6.25%							6.25%
USD 6.250% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														6.36%
USD 5.125% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 446,000,000			445,000,000
Borrowings face amount																	$ 500,000,000
Borrowing costs capitalised																	$ 7,000,000
Borrowings term																	10 years
USD 5.125% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	5.125%				5.125%
USD 5.125% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	5.24%
USD 5.875% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 508,000,000			556,000,000
Borrowings face amount													$ 300,000,000																			$ 250,000,000
Borrowing costs capitalised													$ 4,000,000
Borrowings term																8 years
Borrowings premium																																$ 15,000,000
Tender offer, consideration per $1,000 principal amount																						$ 927.5
Tender offer, aggregate maximum principal amount																						55,000,000
Extinguishment of debt	$ 47,000,000
Repayments of non-current borrowings	44,000,000
Net financial impact of repurchase below par value	3,000,000
USD 5.875% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													5.875%								5.875%											5.875%
Borrowings face amount													$ 550,000,000
Issuance premium, percent																																106.375%
USD 5.875% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																6.04%
USD 5.875% Senior Notes | Implied Yield To Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																4.817%
PYG 8.750% Notes (tranche A)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 16,000,000			17,000,000
PYG 8.750% Notes (tranche A) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					8.75%
PYG 9.250% Notes (tranche B)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 7,000,000			7,000,000
PYG 9.250% Notes (tranche B) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					9.25%
PYG 10.000% Notes (tranche C)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 9,000,000			9,000,000
PYG 10.000% Notes (tranche C) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					10.00%
PYG 9.250% Notes (tranche D)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 1,000,000			1,000,000
PYG 9.250% Notes (tranche D) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					9.25%
PYG 10.000% Notes (tranche E)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 3,000,000			4,000,000
PYG 10.000% Notes (tranche E) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					10.00%
PYG 9.250% Notes (tranche F)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 2,000,000			2,000,000
PYG 9.250% Notes (tranche F) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					9.25%
PYG 10.000% Notes (tranche G)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 3,000,000			3,000,000
PYG 10.000% Notes (tranche G) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					10.00%
PYG 6.000% Notes (tranche H)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 13,000,000			14,000,000
PYG 6.000% Notes (tranche H) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					6.00%
PYG 6.700% Notes (tranche I)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 19,000,000			21,000,000
PYG 6.700% Notes (tranche I) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					6.70%
PYG 7.500% Notes (tranche J)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 22,000,000			23,000,000
PYG 7.500% Notes (tranche J) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					7.50%
BOB 5.800% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 35,000,000			50,000,000
BOB 5.800% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					5.80%
BOB 4.850% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 14,000,000			28,000,000
Borrowings face amount																																								$ 85,000,000	Bs. 591,600,000
BOB 4.850% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					4.85%																			4.85%	4.85%
BOB 3.950% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 14,000,000			21,000,000
Borrowings face amount																																					$ 50,000,000
BOB 3.950% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					3.95%																3.95%	3.95%
BOB 4.600% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 41,000,000			40,000,000
BOB 4.600% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					4.60%
BOB 4.30% Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 15,000,000			17,000,000
Borrowings face amount																																					$ 25,000,000
BOB 4.30% Notes Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					4.30%																4.30%	4.30%
BOB 4.300% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 0			11,000,000
BOB 4.300% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					4.30%
BOB 4.700% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 21,000,000			25,000,000
BOB 4.700% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					4.70%
BOB 5.300% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 8,000,000			9,000,000
BOB 5.300% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					5.30%
BOB 5.000% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 48,000,000			54,000,000
BOB 5.000% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					5.00%
UNE Bond 2 (tranches A and B)
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 31,000,000			38,000,000
Borrowings face amount																			$ 300,000,000,000																							$ 126,000,000
UNE Bond 2 (tranches A and B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																					4.76%
UNE Bond 3 (tranche A)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		9.35%																					9.35%
Bonds issued																					$ 33,000,000			40,000,000
Borrowings face amount																																							$ 52,000,000
UNE Bond 3 (tranche A) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					9.35%
UNE Bond 3 (tranche B)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																		4.15%																					4.15%
Bonds issued																					$ 53,000,000			64,000,000
Borrowings face amount																																							$ 83,000,000
UNE Bond 3 (tranche B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																					4.15%
UNE Bond 3 (tranche C)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																		4.89%																					4.89%
Bonds issued																					$ 26,000,000			32,000,000
Borrowings face amount																																							$ 41,000,000
UNE Bond 3 (tranche C) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																					4.89%
UNE Bond 6.600% Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										6.60%																				6.60%
Bonds issued																					$ 31,000,000			38,000,000
Borrowings face amount										$ 150,000,000,000																				$ 44,000,000
Borrowings term										10 years
UNE Bond 6.600% Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					6.60%
UNE Bond 4 (Tranche A) Due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								5.56%																			5.56%
Bonds issued																					$ 24,000,000			29,000,000
Borrowings term								7 years
UNE Bond 4 (Tranche A) Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					5.56%
UNE Bond 4 (Tranche B) Due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								2.61%																			2.61%
Bonds issued																					$ 59,000,000			71,000,000
Borrowings term								10 years
UNE Bond 4 (Tranche B) Due 2031 | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																					2.61%
UNE Bond 4 (Tranche C) Due 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								3.18%																			3.18%
Bonds issued																					$ 18,000,000			21,000,000
Borrowings term								15 years
UNE Bond 4 (Tranche C) Due 2036 | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																					3.18%
USD 4.500% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 589,000,000			587,000,000
USD 4.500% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					4.50%
USD Comcel Senior Notes 5.125%
Disclosure of detailed information about borrowings [line items]
Bonds issued																					$ 870,000,000			$ 0
Borrowings face amount		$ 900,000,000
Borrowings term		10 years
Tender offer, consideration per $1,000 principal amount																						822.5
Tender offer, aggregate maximum principal amount																						$ 90,000,000
Extinguishment of debt	19,000,000
Repayments of non-current borrowings	16,000,000
Net financial impact of repurchase below par value	$ 3,000,000
USD Comcel Senior Notes 5.125% | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.125%																			5.125%
USD 6% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings face amount									$ 500,000,000
USD 6% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									6.00%
USD Notes Due 2026, 2028 And 2029
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage							103.00%
Percent of borrowings redeemed							10.00%
Payments to redeem borrowings							$ 180,000,000
Redemption premium							5,000,000
Upfront costs							$ 3,000,000
USD 6.75% Senior Notes Due 2022 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													6.75%
Telefonica Celular del Paraguay S.A.E. Notes Program
Disclosure of detailed information about borrowings [line items]
Bonds issued				$ 54,000,000																$ 41,000,000						₲ 400,000,000,000					₲ 300,000,000,000
Telefonica Celular del Paraguay S.A.E. Notes Program | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.00%																						6.00%
Borrowings term				5 years																5 years
Telefonica Celular del Paraguay S.A.E. Notes Program | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.50%																						7.50%
Borrowings term				10 years																10 years
BOB Notes Issued November 2015
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																								$ 100,000,000	Bs. 696,000,000
BOB Notes Issued November 2015 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																								4.84%	4.84%
BOB 5.800% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																								$ 15,000,000	Bs. 104,400,000
BOB 5.800% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																								4.05%	4.05%
BOB Notes Issued April 2016
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																																						Bs. 522,000,000
BOB Notes Issued October 2017
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																				$ 80,000,000
BOB Notes Issued October 2017, Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																				4.30%
BOB Notes Issued October 2017, Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																				4.70%
BOB Notes Issued October 2017, Tranche C
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																				5.30%
BOB 5.000% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																	$ 61,000,000	Bs. 420,000,000
BOB 5.000% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																	5.00%	5.00%
BOB 5.300% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																	4.60%	4.60%
Borrowings face amount																																	$ 40,000,000	Bs. 280,000,000
Telefonica Celular De Bolivia S.A. Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																												$ 50,000,000	Bs. 345,000,000
UNE Bond 2 - Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term																			5 years
UNE Bond 2 - Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term																			12 years
UNE Bond 3
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																		$ 540,000,000,000																					$ 176,000,000
Extinguishment of debt																		$ 150,000,000,000
UNE Bond 4
Disclosure of detailed information about borrowings [line items]
Bonds issued								$ 485,680,000,000																			$ 138,000,000
Colombia Movil S.A. Loan
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings						$ 300,000,000
Percent of borrowings repaid						50.00%
Cable Onda 4.5% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings face amount											$ 600,000,000
Borrowing costs capitalised											$ 16,000,000
Borrowings amortization period											10 years
Cable Onda 4.5% Senior Notes Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.50%
Cable Onda 4.5% Senior Notes Due 2030 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.69%